Financial Assets at Fair Value	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Financial Assets at Fair Value
18.
Financial assets at fair value
(a)
Financial assets at fair value through other comprehensive income

As at December 31, 2024 and 2025, the Group’s financial assets at fair value through other comprehensive income include equity investments in listed securities and equity investments in unlisted securities as the following table. The investments in listed equity securities mainly represented its investment in Spotify Technology S.A. (“Spotify”) and UMG.

	As at December 31,
	2024	2025
	RMB’million	RMB’million

Equity investments in listed entities	14,498	26,217
Equity investments in unlisted entities	-	14
	14,498	26,231

Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Year ended December 31,
	2024	2025
	RMB’million	RMB’million

At January 1	6,540	14,498
Additions	-	8,271
Fair value change	7,786	4,094
Currency translation differences	172	(632)
At December 31	14,498	26,231

(b)
Other investments

As at December 31, 2024 and 2025, the Group’s other investments represented financial assets at fair value through profit or loss. Movement of other investments is analyzed as follows:

	Year ended December 31,
	2024	2025
	RMB’million	RMB’million
At January 1	344	355
Additions	31	40
Fair value change	(23)	(2)
Disposal	-	(1)
Currency translation differences	3	(6)
At December 31	355	386
Of which are:
Current	46	83
Non-current	309	303
	355	386